Submission	Jun. 03, 2026
Submission [Line Items]
Central Index Key	0001747777
Registrant Name	Blue Owl Technology Finance Corp.
Registration File Number	333-289793
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES